Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Registrant Name	Hamilton Lane Private Infrastructure Fund
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0002020510
Document Period End Date	Sep. 30, 2024